Asset Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions							3 Months Ended	12 Months Ended
	Apr. 01, 2024	Jan. 01, 2024	Nov. 13, 2023	Jul. 28, 2023	Mar. 29, 2023	May 23, 2022	Mar. 31, 2024	Dec. 31, 2023	May 15, 2024	Apr. 30, 2024	Apr. 12, 2024	Feb. 29, 2024	Jul. 24, 2023	Apr. 12, 2023
Business Acquisition [Line Items]
Warrants to purchase shares of common stock							84,426,017	35,908,200
Warrants to purchase exercise price per share							$ 121.88	$ 286.56
Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Net gain on sale of claims transactions					$ 4.6
Fair value of claims					285.5
Realized claim recoveries					150.0
Carrying value of claims					40.9
Claims Cost Recovery Agreements [Member] | Purchase Money Loan [Member]
Business Acquisition [Line Items]
Fair value of claims					250.0			$ 250.0
Class A [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock							11,800,000	11,800,000
Warrants to purchase exercise price per share							$ 287.5	$ 287.5
Series MRCS LLC [Member] | Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired						7,900,000
Finite life intangible assets acquired useful life						8 years
Series MRCS LLC [Member] | Class A [Member] | Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Percentage of discount on shares lack of marketability						4.50%
VRM MSP Recovery Partners LLC [Member] | Investment in Rights to Claim Recovery Cash Flows [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired						14,300,000
VRM [Member] | Reserved Shares [Member]
Business Acquisition [Line Items]
Annual compounded return percentage on contribution						20.00%
Value of full return							$ 984.4	$ 941.3
VRM [Member] | Class A [Member]
Business Acquisition [Line Items]
Warrants to purchase exercise price per share							$ 0.0001
Hazel Transactions [Member]
Business Acquisition [Line Items]
Purchase money loan					$ 250.0
Credit facility, agreement date					Mar. 29, 2023
Realized claim recoveries					$ 150.0
Fair value of claims					$ 45.5
Subsequent Event [Member] | VRM [Member] | Class A [Member]
Business Acquisition [Line Items]
Warrants to purchase exercise price per share	$ 0.0001
Virage Amendment [Member]
Business Acquisition [Line Items]
Operating reserve maintained			$ 47.5										$ 47.5	$ 70.0
Description of cash payments made to counter party		cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end
Virage warrants payment description							Until our obligations to Virage are paid in full, the Company has the option every month to continue to pay Virage in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) the issuance of subsequent Monthly Virage Warrants.	Until our obligations to Virage are paid in full, the Company has the option every month to continue to pay Virage in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) the issuance of subsequent Monthly Virage Warrants.
Budget percentage			10.00%
Description of swap agreement amendment				(a) rights to recovery proceeds arising from Claims held by VRM MSP, with dates of service before January 1, 2014, were transferred to MSP Recovery; (b) MSP Recovery contributed to VRM MSP in the form of in-kind ownership interests to certain Series entities holding Claims; and (c) as a result of such capital contributions, MSP Recovery was admitted as a member of VRM MSP.
Virage Amendment [Member] | Class A [Member]
Business Acquisition [Line Items]
Description of warrants issued to counter party		warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance, each expiring two years from the date of issuance.
Warrants to purchase exercise price per share		$ 0.0001
Virage Amendment [Member] | Initial Virage Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock		28,298,329
Warrants expire date		Jan. 01, 2026
Virage Amendment [Member] | Monthly Virage Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock							11,955,994					8,263,494
Virage Amendment [Member] | Monthly Virage Warrants [Member] | Forecast [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock										13,556,181
Virage Amendment [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Description of cash payments made to counter party		cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end
Virage Amendment [Member] | Subsequent Event [Member] | Class A [Member]
Business Acquisition [Line Items]
Description of warrants issued to counter party		warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance.
Warrants expire date		Jan. 01, 2026
Warrants to purchase exercise price per share		$ 0.0001
Virage Amendment [Member] | Subsequent Event [Member] | Initial Virage Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock		28,298,329
Warrants expire date		Jan. 01, 2026
Virage Amendment [Member] | Subsequent Event [Member] | Monthly Virage Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase shares of common stock							11,955,994		9,758,569		13,556,181	8,263,494
Third Virage M T A Amendment [Member]
Business Acquisition [Line Items]
VRM full payment description							the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return	the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return
Standby Equity Purchase Agreement [Member] | Subsequent Event [Member] | VRM [Member] | YA II PN, Ltd [Member]
Business Acquisition [Line Items]
Percentage of proceeds from repayment of debt	25.00%